Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Fair Value Hierarchy of Assets and Liabilities for which Fair Values are Disclosed (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under leases included in other non-current assets	¥ 143	¥ 156
Total	12,878	8,624
Long-term bank borrowings	30,745	26,604
Total	203,297	182,946
Not measured at fair value but for which fair values are disclosed [member]
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under leases included in other non-current assets	142	148
Total	142	148
Long-term bank borrowings	32,355	23,754
Obligations under finance leases	82,653	89,491
Total	115,008	113,245
Not measured at fair value but for which fair values are disclosed [member] | Quoted prices in active markets (Level 1) [member]
Disclosure of detailed information about financial instruments [Line Items]
Long-term bank borrowings	4,936	2,897
Total	4,936	2,897
Not measured at fair value but for which fair values are disclosed [member] | Significant observable inputs (Level 2) [member]
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under leases included in other non-current assets	142	148
Total	142	148
Long-term bank borrowings	27,419	20,857
Obligations under finance leases	82,653	89,491
Total	¥ 110,072	¥ 110,348